Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers - Consumer Loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	$ 5,282,812	$ 4,999,247
Expected credit losses allowances, Beginning balance	328,944	304,411
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	586,630	458,522
Write-off	(271,123)	(174,919)
Other adjustments	31	(38)
Gross carrying amount, Ending balance	5,598,350	5,282,812
Transfers from stage 1 to stage 2	109,121	74,851
Transfers from stage 1 to stage 3	5,806	9,272
Transfers from stage 2 to stage 3	70,249	34,678
Transfers from stage 2 to stage 1	(62,910)	(66,176)
Transfers from stage 3 to stage 2	(22,130)	(22,593)
Transfers from stage 3 to stage 1	(1,482)	(14,810)
Net changes of the exposure and modifications in the credit risk	117,773	184,240
Write-off	(271,123)	(174,920)
Other adjustments	14	(9)
Expected credit losses allowances, Ending balance	274,262	328,944
Collective [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	4,826,096	4,603,589
Expected credit losses allowances, Beginning balance	94,203	125,939
Transfers from stage 1 to stage 2	(1,189,650)	(658,444)
Transfers from stage 1 to stage 3	(61,922)	(34,730)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	282,491	342,438
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	3,629	16,545
Net changes of financial assets	651,516	556,707
Write-off
Other adjustments	(4)	(9)
Gross carrying amount, Ending balance	4,512,156	4,826,096
Transfers from stage 1 to stage 2	(89,169)	(91,772)
Transfers from stage 1 to stage 3	(3,917)	(8,244)
Transfers from stage 2 to stage 3	0
Transfers from stage 2 to stage 1	15,328	21,587
Transfers from stage 3 to stage 2	0
Transfers from stage 3 to stage 1	521	498
Net changes of the exposure and modifications in the credit risk	40,463	46,196
Write-off	0
Other adjustments	0	(1)
Expected credit losses allowances, Ending balance	57,429	94,203
Collective [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	217,866	178,519
Expected credit losses allowances, Beginning balance	73,973	38,197
Transfers from stage 1 to stage 2	1,189,650	658,444
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(376,383)	(336,208)
Transfers from stage 2 to stage 1	(282,491)	(342,438)
Transfers from stage 3 to stage 2	82,015	113,277
Transfers from stage 3 to stage 1
Net changes of financial assets	(40,384)	(53,732)
Write-off
Other adjustments	3	4
Gross carrying amount, Ending balance	790,276	217,866
Transfers from stage 1 to stage 2	198,290	166,623
Transfers from stage 1 to stage 3	0
Transfers from stage 2 to stage 3	(155,653)	(140,415)
Transfers from stage 2 to stage 1	(78,238)	(87,763)
Transfers from stage 3 to stage 2	33,946	41,172
Transfers from stage 3 to stage 1	0
Net changes of the exposure and modifications in the credit risk	11,580	56,153
Write-off	0
Other adjustments	(1)	6
Expected credit losses allowances, Ending balance	83,897	73,973
Collective [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	238,850	217,139
Expected credit losses allowances, Beginning balance	160,768	140,275
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	61,922	34,730
Transfers from stage 2 to stage 3	376,383	336,208
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(82,015)	(113,277)
Transfers from stage 3 to stage 1	(3,629)	(16,545)
Net changes of financial assets	(24,502)	(44,453)
Write-off	(271,123)	(174,919)
Other adjustments	32	(33)
Gross carrying amount, Ending balance	295,918	238,850
Transfers from stage 1 to stage 2	0
Transfers from stage 1 to stage 3	9,723	17,516
Transfers from stage 2 to stage 3	225,902	175,093
Transfers from stage 2 to stage 1	0
Transfers from stage 3 to stage 2	(56,076)	(63,765)
Transfers from stage 3 to stage 1	(2,003)	(15,308)
Net changes of the exposure and modifications in the credit risk	65,730	81,891
Write-off	(271,123)	(174,920)
Other adjustments	15	(14)
Expected credit losses allowances, Ending balance	$ 132,936	$ 160,768